Material Partly-Owned Subsidiaries - Summary of Statements of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	₽ 72,140	₽ 67,462
Non-current assets	245,485	251,665
Current liabilities	(476,195)	(484,148)
Non-current liabilities	(74,625)	(79,112)
Total equity	(233,195)	(244,133)	₽ (252,588)	₽ (261,854)
Attributable to:
Equity shareholders of Mechel PAO	(243,041)	(253,066)
Non-controlling interests	9,846	8,933	₽ 7,686	₽ 5,948
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	49,771	43,303
Non-current assets	81,868	86,396
Current liabilities	(101,714)	(136,469)
Non-current liabilities	(40,888)	(4,019)
Total equity	10,963	10,789
Attributable to:
Equity shareholders of Mechel PAO	11,157	10,990
Non-controlling interests	(194)	(201)
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Current assets	3,735	3,492
Non-current assets	4,187	4,158
Current liabilities	(2,757)	(2,804)
Non-current liabilities	(31)	(76)
Total equity	(5,134)	(4,770)
Attributable to:
Equity shareholders of Mechel PAO	(3,706)	(3,443)
Non-controlling interests	(1,428)	(1,327)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Current assets	38,571	44,440
Non-current assets	174,639	86,353
Current liabilities	(176,114)	(99,119)
Non-current liabilities	(4,921)	(5,252)
Total equity	(32,175)	(26,422)
Attributable to:
Equity shareholders of Mechel PAO	(30,314)	(24,913)
Non-controlling interests	(1,861)	(1,509)
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Current assets	1,507	7,245
Non-current assets	6,201
Current liabilities	(108)	(135)
Non-current liabilities	(204)	(192)
Total equity	(7,396)	(6,918)
Attributable to:
Equity shareholders of Mechel PAO	(6,223)	(5,820)
Non-controlling interests	(1,173)	(1,098)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Current assets	9,594	10,104
Non-current assets	6,442	6,810
Current liabilities	(4,751)	(6,502)
Non-current liabilities	(141)	(145)
Total equity	(11,144)	(10,267)
Attributable to:
Equity shareholders of Mechel PAO	(10,182)	(9,383)
Non-controlling interests	(962)	(884)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Current assets	13,863	11,111
Non-current assets	23,221	23,006
Current liabilities	(2,336)	(1,599)
Non-current liabilities	(917)	(390)
Total equity	(33,831)	(32,128)
Attributable to:
Equity shareholders of Mechel PAO	(30,462)	(28,929)
Non-controlling interests	(3,369)	(3,199)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Current assets	10,217	11,005
Non-current assets	19,139	15,958
Current liabilities	(4,870)	(6,700)
Non-current liabilities	(137)	(160)
Total equity	(24,349)	(20,103)
Attributable to:
Equity shareholders of Mechel PAO	(22,837)	(18,856)
Non-controlling interests	(1,512)	(1,247)
Izhstal [member]
Disclosure of subsidiaries [line items]
Current assets	5,171	4,958
Non-current assets	1,803	2,880
Current liabilities	(12,765)	(12,059)
Non-current liabilities	(1,987)	(1,981)
Total equity	7,778	6,202
Attributable to:
Equity shareholders of Mechel PAO	7,010	5,587
Non-controlling interests	₽ 768	₽ 615